Intangible assets - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 64,300	$ 48,705	$ 37,984	$ 25,312
Capitalized development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets	60,305	40,618	29,385	$ 13,548
Capitalized development costs | Development Of The 5G
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 18,400	$ 25,500	$ 14,200